Inventories (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Total inventoried costs	$ 56,943	$ 1,865,427	$ 2,579,127